Stock Options and Warrants (Details 5) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Begining	631,000
Issued		631,087
Exercised
Outstanding, Ending	631,000	631,000
Number of warrants exercisable	631,000	631,087
Weighted Average Exercise Price
Outstanding, Begining	$ 0.80
Issued		$ 0.80
Exercised
Outstanding, Ending	$ 0.80	$ 0.80
Exercise price of warrants	$ 0.80	$ 0.80